UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: ________

	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          4/17/12


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    74


Form 13F Information Table Value Total:	    $117,796 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of March 31, 2012




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      961    10066 SH       Sole                                      10066
AmBev (preferred)ADR           COM              20441W203      954    23095 SH       Sole                                      23095
Amazon.com                     COM              023135106      203     1000 SH       Sole                                       1000
American Movil ADR             COM              02364W105     1776    71534 SH       Sole                                      71534
Amgen Inc                      COM              031162100      846    12452 SH       Sole                                      12452
Apple Computer                 COM              037833100      948     1582 SH       Sole                                       1582
BHP Billiton Ltd.              COM              088606108      418     5775 SH       Sole                                       5775
Bank of New York Mellon        COM              064058100     1157    47964 SH       Sole                                      47964
Becton Dickinson Co.           COM              075887109      867    11170 SH       Sole                                      11170
Berkshire Hathaway Inc Cl A    COM              084670108      366        3 SH       Sole                                          3
Bristol Myers Squibb           COM              110122108      206     6114 SH       Sole                                       6114
CNOOC ADR                      COM              126132109      857     4195 SH       Sole                                       4195
Canon Inc. (JPY) ADR           COM              138006309      498    10452 SH       Sole                                      10452
Check Point Software (ISR)     COM              M22465104      592     9280 SH       Sole                                       9280
China Life Insurance Co.       COM              16939P106     1021    26278 SH       Sole                                      26278
Church & Dwight                COM              171340102     1915    38939 SH       Sole                                      38939
CocaCola Femsa (Mex)           COM              191241108     1001     9447 SH       Sole                                       9447
Colgate                        COM              194162103      210     2150 SH       Sole                                       2150
DJ Select Dividend Index       COM              464287168     4290    76659 SH       Sole                                      76659
Diageo PLC                     COM              25243Q205     1461    15135 SH       Sole                                      15135
EMC Corp Com                   COM              268648102      622    20815 SH       Sole                                      20815
Exelis Inc                     COM              30162a108      225    17995 SH       Sole                                      17995
Exxon Corp                     COM              30231G102      997    11491 SH       Sole                                      11491
FedEx Corp.                    COM              31428X106     1530    16635 SH       Sole                                      16635
Fifth Third Bancorp            COM              316773100      333    23678 SH       Sole                                      23678
General Electric               COM              369604103      812    40456 SH       Sole                                      40456
General Mills                  COM              370334104      357     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      453    10211 SH       Sole                                      10211
Hasbro Corp                    COM              418056107     1083    29500 SH       Sole                                      29500
Hershey Foods Corp             COM              427866108      829    13510 SH       Sole                                      13510
ICICI Bank (India)             COM              45104G104     1089    31226 SH       Sole                                      31226
ITT Corp                       COM              450911201      206     8986 SH       Sole                                       8986
Intel                          COM              458140100      682    24264 SH       Sole                                      24264
International Business Machine COM              459200101      971     4654 SH       Sole                                       4654
Iron Mountain                  COM              462846106      723    25110 SH       Sole                                      25110
Johnson & Johnson              COM              478160104      390     5918 SH       Sole                                       5918
KLD Select Social Index Fund   COM              464288802      263     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      261     4876 SH       Sole                                       4876
Manpower                       COM              56418H100     1259    26583 SH       Sole                                      26583
McCormick Inc                  COM              579780206      284     5215 SH       Sole                                       5215
McDonald's                     COM              580135101     1074    10952 SH       Sole                                      10952
Mead Westvaco Corp             COM              583334107      518    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105     1000    26045 SH       Sole                                      26045
Microsoft                      COM              594918104     1093    33875 SH       Sole                                      33875
Mindray Medical Int'l          COM              602675100      869    26355 SH       Sole                                      26355
Minnesota Mining & MFG Co      COM              88579Y101      535     6001 SH       Sole                                       6001
Norfolk Southern               COM              655844108     1428    21687 SH       Sole                                      21687
Pao de Acucar (BZL)            COM              20440t201      410     8610 SH       Sole                                       8610
Petrobras (Brazil)             COM              71654V408      264     9930 SH       Sole                                       9930
Pfizer                         COM              717081103      312    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      832    12373 SH       Sole                                      12373
Robbins & Meyers               COM              770196103      208     3996 SH       Sole                                       3996
S&P Mid Cap 400 ETF            COM              464287507     1553    15649 SH       Sole                                      15649
S&P MidCap 400                 COM              78467Y107    10551    58385 SH       Sole                                      58385
S&P Spyders                    COM              78462F103    17883   126999 SH       Sole                                     126999
Schlumberger                   COM              806857108     1079    15433 SH       Sole                                      15433
Siemens ADR (Ger)              COM              826197501     1198    11885 SH       Sole                                      11885
Smith & Nephew (UK) ADR        COM              83175M205     1179    23350 SH       Sole                                      23350
Soc Quimica y Minera de Chile  COM              833635105     1271    21672 SH       Sole                                      21672
St Jude Medical                COM              790849103     1246    28112 SH       Sole                                      28112
Suncor Energy                  COM              867224107     1153    35266 SH       Sole                                      35266
Teva Pharmaceutical (ISR)      COM              881624209     1496    33200 SH       Sole                                      33200
Texas Instruments              COM              882508104     1597    47503 SH       Sole                                      47503
Total Market Viper             COM              922908769     9223   127630 SH       Sole                                     127630
US Bancorp                     COM              902973304     2509    79201 SH       Sole                                      79201
Vanguard All-World ex-US ETF   COM              922042775     2924    66115 SH       Sole                                      66115
Vanguard Emerging Markets ETF  COM              922042858     3982    91605 SH       Sole                                      91605
Vina Concha Y Toro (CHL)       COM              927191106      522    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281      534    11095 SH       Sole                                      11095
Xylem                          COM              98419m100      499    17995 SH       Sole                                      17995
i Shares MSCI Emerging Markets COM              464287234     5025   117006 SH       Sole                                     117006
iShares MSCI EAFE Index        COM              464287465     5579   101635 SH       Sole                                     101635
iShares Russell 2000           COM              464287655     3406    41125 SH       Sole                                      41125
iShares Russell Microcap       COM              464288869      627    12200 SH       Sole                                      12200
iShares S&P 500 Growth Index   COM              464287309      301     3993 SH       Sole                                       3993

					  	   TOTAL:  $117,796  2,006,174